Equity - Unrealized Gain or Loss on Financial Assets at FVOCI (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Effect of retrospective application of IFRS 9		$ 883
Unrealized gain or loss for the year
Equity instruments	$ (345)
Ending balance	538
IFRS 9 [Member]
Beginning balance	$ 883